Convertible Debt - Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	May 31, 2022	Sep. 29, 2021	Jan. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2022	Nov. 30, 2022
Disclosure of detailed information about borrowings [line items]
Fair value (gain) loss on embedded derivative				$ 31,300,000	$ (1,300,000)	$ 0
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 100,000,000					$ 4,300,000
Borrowings, conversion price (in dollars per share)		$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price		125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)		$ 17.46
Fair value (gain) loss on embedded derivative				(19,900,000)	$ 1,300,000
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 27,700,000
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		5.00%
Adjustment to paid in kind interest rate		6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		2.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Fair value (gain) loss on embedded derivative				(19,900,000)
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 200,000,000							$ 8,100,000
Borrowings, conversion price (in dollars per share)	$ 9.95
Borrowing costs recognised as expense	$ (1,300,000)
Fair value (gain) loss on embedded derivative			$ 0	$ (11,400,000)
Glencore Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	46,200,000
Glencore Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 153,800,000
Glencore Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
Glencore Convertible Note | LIBOR | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.42826%
Glencore Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
Glencore Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%